Payments, Details - 12 months ended Dec. 31, 2025 - CAD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 5,030,000	Taxes	CANADA	BRITISH COLUMBIA	Government of British Columbia	Gibraltar	Copper	Mining Operations	Open Pit
#: 2
	1,200,000	Fees	CANADA	BRITISH COLUMBIA	Government of British Columbia	Gibraltar	Copper	Mining Operations	Open Pit
#: 3
	140,000	Fees	CANADA	BRITISH COLUMBIA	Williams Lake First Nation	Gibraltar	Copper	Mining Operations	Open Pit
#: 4
	450,000	Fees	CANADA	BRITISH COLUMBIA	Simpcw First Nation	Yellowhead	Copper	Mining Development	Open Pit
#: 5
	60,000	Taxes	CANADA	BRITISH COLUMBIA	District of Clearwater	Yellowhead	Copper	Mining Development	Open Pit
#: 6
	70,000	Fees	CANADA	BRITISH COLUMBIA	Government of British Columbia	Aley	Niobium	Mining Development	Open Pit
#: 7
	140,000	Fees	UNITED STATES	ARIZONA	Government of Arizona	Florence Copper	Copper	Mining Development	Well
#: 8
	140,000	Taxes	UNITED STATES	ARIZONA	Pinal County	Florence Copper	Copper	Mining Development	Well
#: 9
	$ 3,000,000	Fees	CANADA	BRITISH COLUMBIA	Tsilhqotin Nation	Taseko	Copper	Mining Development	Open Pit